Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Entity Registrant Name	FUELCELL ENERGY, INC.
Entity Central Index Key	0000886128
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Amendment Flag	false
Trading Symbol	FCEL
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity File Number	1-14204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0853042
Entity Address, Address Line One	3 Great Pasture Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	825-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FCEL
Security Exchange Name	NASDAQ